Investments	12 Months Ended
Mar. 31, 2012
Notes to Financial Statements
Investments

5 – INVESTMENTS

On October 21, 2009 ZIM Corporation made a $95,147 investment in Seregon Solutions Inc..

The investment consisted of the purchase of 61,480 common shares and 69,677 warrants. Depending on the fiscal 2010 results of Seregon each warrant was convertible, at no cost to ZIM, to a portion of a common share or would have expired with no action. The warrants converted during fiscal 2011 and ZIM gained an additional 69,677 common shares to a total of 131,157. With the additional shares provided to ZIM, ZIM will not gain significant influence, nor control, over Seregon.

There have been no identified events or changes in circumstances that may have a significant adverse effect on the fair value of the investment in Seregon . There was a $4,943 net gain due to foreign exchange.

On May 31, 2010 ZIM Corporation made a $10,290 investment in LW CPI through Investpro Securities.

The LW CPI program, through the listing of a series of capital pool companies on the TSX (Toronto Stock Exchange) is aiming to become the leading capital pool route to public capital market funding for burgeoning technology firms. There was a $281 net loss due to foreign exchange.

On June 29th, 2011 ZIM Corporation made an equity investment in Connecting People For Health Co-operative Ltd.

Connecting People for Health Co-operative Ltd. (CP4H) is owned by a large and varied base of co-operatives and Credit Unions that span Atlantic Canada. CP4H has created HealthConnex as a healthcare service for its members. CP4H has been promoting and working toward a more user-driven health care system since it was founded in 2006 by the co-op and credit union sector.

HealthConnex is a health portal providing tools for patients to drive positive change in the health care system, from the patient up. The HealthConnex internet portal provides convenient services and a pay engine that allow patients to connect with their health care team in new and innovative ways. In addition, HealthConnex purchased Benneworth Advanced Systems and the Medical Office Manager product (MOM) which was developed using ZIM's core database technology and language.

ZIM's investment in CP4H is strategic in nature as it provides the company with indirect access to the 1800 medical professionals using MOM and future product opportunities.

The equity interest in CP4H by ZIM is less than 10% and ZIM has no significant influence, as defined in ASC 323-10-15-6, over the corporate decisions of CP4H at this time. Based on these facts and the guidance provided by ASC 325-20 the investment has been accounted for using the cost method.

There have been no identified events or changes in circumstances that may have a significant adverse effect on the fair value of the investment in CP4H.

On June 29, 2011 ZIM Corporation made a $187,367 investment in Connecting People For Health Cooperative Limited. The investment consisted of the purchase of 200 common shares. There was a $3,091 net gain due to foreign exchange.